Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of reconciliation of liabilities arising from financing activities - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	€ 418,107	€ 27,619	€ 4,474
Financing cash flows	(109,280)	(36,996)	23,117
New leases entered	22,752	425,250
Change on modification of lease	(5,933)
Interest expenses	3,680	2,234	28
Ending balance	329,326	418,107	27,619
Loan payable [Member]
Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	25,000	25,000
Financing cash flows	(3,084)		25,000
New leases entered
Change on modification of lease
Interest expenses
Ending balance	21,916	25,000	25,000
Loan from a shareholder [Member]
Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	20,000
Financing cash flows	(20,000)	20,000
New leases entered
Change on modification of lease
Interest expenses
Ending balance		20,000
Lease liabilities [Member]
Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	373,107	2,619	4,474
Financing cash flows	(86,196)	(56,996)	(1,883)
New leases entered	22,752	425,250
Change on modification of lease	(5,933)
Interest expenses	3,680	2,234	28
Ending balance	€ 307,410	€ 373,107	€ 2,619